Remy Derivative Financial Instruments and Concentration of Risk (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table discloses the fair values of Remy's derivative instruments (in millions):

	March 31, 2014		December 31, 2013
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Derivatives designated as hedging instruments:
Commodity contracts	$—	$4	$—	$2
Foreign currency contracts	2	1	4	—
Interest rate swap contracts	1	—	2	—
Total derivatives designated as hedging instruments	$3	$5	$6	$2

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$1	$—	$1
 Gains and losses on Remy's derivative instruments, which are reclassified from Accumulated other comprehensive earnings (AOCE) into earnings, are included in Cost of auto parts revenue for commodity and foreign currency contracts, and Interest expense for interest rate swap contracts on the accompanying Condensed Consolidated Statement of Operations.

The following table discloses the fair values of Remy's derivative instruments (in millions):

	December 31, 2013		December 31, 2012
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Derivatives designated as hedging instruments:
Commodity contracts	$—	$2	$1	$2
Foreign currency contracts	4	—	6	—
Interest rate swap contracts	2	—	—	—
Total derivatives designated as hedging instruments	$6	$2	$7	$2

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$1	$—	$2

Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
As of March 31, 2014 and December 31, 2013, Remy had the following outstanding foreign currency contracts to hedge forecasted purchases and revenues (in millions):

	Currency Denomination
Foreign currency contract	March 31, 2014	December 31, 2013
South Korean Won Forward	$78	$74
Mexican Peso Contracts	$73	$74
Brazilian Real Forward	$20	$11
Hungarian Forint Forward	€14	€14
British Pound Forward	£3	£4

As of December 31, 2013 and 2012, Remy had the following outstanding foreign currency contracts to hedge forecasted purchases and revenues (in millions):

	Currency denomination
	December 31,
Foreign currency contract	2013	2012
South Korean Won Forward	$74	$56
Mexican Peso Contracts	$74	$67
Brazilian Real Forward	$11	$18
Hungarian Forint Forward	€14	€13
British Pound Forward	£4	£1

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
The following table discloses the effect of Remy's derivative instruments for the three months ended March 31, 2014 (in millions):

	Amount of gain recognized in AOCE (effective portion)	Amount of gain (loss) reclassified from AOCE into earnings (effective portion)	Amount of gain (loss) recognized in earnings (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in earnings
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$(4)	$(1)	$—	$—
Foreign currency contracts	(1)	1	—	—
Interest rate swap contracts	—	—	—	—
Total derivatives designated as hedging instruments	$(5)	$—	$—	$—

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$—	$—	$(1)
The following table discloses the effect of Remy's derivative instruments for the three months ended March 31, 2013 (in millions):

	Amount of gain recognized in AOCE (effective portion)	Amount of gain (loss) reclassified from AOCE into earnings (effective portion)	Amount of gain (loss) recognized in earnings (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in earnings
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$(3)	$—	$—	$—
Foreign currency contracts	2	2	—	—
Interest rate swap contracts	—	—	—	—
Total derivatives designated as hedging instruments	$(1)	$2	$—	$—

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$—	$—	$—

The following table discloses the effect of Remy's derivative instruments for the year ended December 31, 2013 (in millions):

	Amount of (loss) gain recognized in OCI (effective portion)	Amount of (loss) gain reclassified from OCI into earnings (effective portion	Amount of gain (loss) recognized in earnings (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in earnings
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$(6)	$(5)	$—	$—
Foreign currency contracts	5	6	—	—
Interest rate swap contracts	1	—	—	—
Total derivatives designated as hedging instruments	$—	$1	$—	$—

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$—	$—	$1

The following table discloses the effect of Remy's derivative instruments for the year ended December 31, 2012 (in millions):

	Amount of gain recognized in OCI (effective portion)	Amount of gain reclassified from OCI into earnings (effective portion	Amount of gain (loss) recognized in earnings (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in earnings
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$—	$—	$—	$—
Foreign currency contracts	6	1	—	—
Total derivatives designated as hedging instruments	$6	$1	$—	$—

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$—	$—	$—